SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	$ 53,596	¥ 348,710	¥ 635,366	¥ 266,403
Future minimum operating lease commitments		¥ 1,104,215